Filed Pursuant to Rule 497(e)
Registration No. 333-270997; 811-23859
Miller Income Fund

Class A	LMCJX
Class C	LCMNX
Class FI	LMCKX
Class I	LMCLX
Class IS	LMCMX
(the “Fund”)

Supplement dated May 23, 2025 to the Prospectus and
Statement of Additional Information (“SAI”) dated January 28, 2025

Effective June 2, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase or redeem shares of the Fund to:

Regular Mail:
Miller Income Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Miller Income Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

Please retain this supplement with your Prospectus and SAI for reference.